Prudential Jennison Market Neutral Fund
Prudential Jennison Market Neutral Fund FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek long-term capital appreciation while preserving capital by using strategies designed to produce returns that have a low correlation to U.S. equity markets.
FUND FEES AND EXPENSES

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A’s Initial Sales Charge on page 21 of the Fund’s Prospectus and in the Fund’s Statement of Additional Information (SAI), in Rights of Accumulation on page 63.

Shareholder Fees (paid directly from your investment)
Shareholder Fee Prudential Jennison Market Neutral Fund (USD $)	Class A	Class B	Class C	Class R	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1.00%	5.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none
Redemption fee	none	none	none	none	none
Exchange fee	none	none	none	none	none
Maximum account fee (accounts under $2,500)	15	15	15	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Prudential Jennison Market Neutral Fund	Class A	Class B	Class C	Class R	Class Z
Management fees	1.50%	1.50%	1.50%	1.50%	1.50%
Distribution and Service (12b-1) fees	0.30%	1.00%	1.00%	0.75%	none
+ Other expenses	0.36%	0.36%	0.36%	0.36%	0.36%
+ Dividend & Brokerage Expense on Short Sales	1.91%	1.91%	1.91%	1.91%	1.91%
= Total annual Fund operating expenses	4.07%	4.77%	4.77%	4.52%	3.77%
- Fee waiver or expense reimbursement	(0.31%)	(0.26%)	(0.26%)	(0.51%)	(0.26%)
= Net annual Fund operating expenses	3.76%	4.51%	4.51%	4.01%	3.51%

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund’s operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example Prudential Jennison Market Neutral Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	908	1,694	2,494	4,562
Class B	952	1,713	2,478	4,609
Class C	552	1,413	2,378	4,811
Class R	403	1,320	2,246	4,601
Class Z	354	1,128	1,922	3,994

If Shares Are Not Redeemed
Expense Example, No Redemption Prudential Jennison Market Neutral Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	908	1,694	2,494	4,562
Class B	452	1,413	2,378	4,609
Class C	452	1,413	2,378	4,811
Class R	403	1,320	2,246	4,601
Class Z	354	1,128	1,922	3,994

° The Manager of the Fund has contractually agreed through June 30, 2013 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, dividend and other expenses related to short sales, interest, brokerage, extraordinary and certain other expenses) of each class of shares to 1.60% of the Fund’s average daily net assets. The distributor of the Fund has contractually agreed through June 30, 2013 to limit the Fund’s Class A distribution and service (12b-1) fees to 0.25% of the Fund’s Class A average daily net assets, and to limit the Fund’s Class R distribution and service (12b-1) fees to 0.50% of the Fund’s Class R average daily net assets. These waivers may not be terminated prior to June 30, 2013. The decision on whether to renew, modify or terminate the waivers is subject to review by the Fund’s Manager, distributor and the Board of Trustees.
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 236% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

The Fund employs a “market neutral” strategy, utilizing both long and short positions in equity and equity-related securities while seeking to preserve capital during declining U.S. equity markets. The Fund seeks to minimize portfolio volatility, minimize net exposure to equity markets, and exhibit low correlation to broad market indices. The Fund will generally seek to short equity securities and equity-based exchange-traded funds (ETFs).

Long positions are selected using a fundamental multi-strategy approach—typically growth, value, and small- and mid-capitalization. Short positions are derived using a quantitative methodology applied to a broad universe of equity securities. In this way, the Fund is expected to be diversified by investment approach (fundamental and quantitative), market capitalization (large, mid, and small) and investment style (growth, value and core). Under normal market conditions, it is generally expected that the Fund’s short exposure will be in the 60-100% range. It is anticipated that the Fund will typically have low net exposure to the equity markets and therefore the Fund’s returns should not be significantly affected by broad equity market price movements. In pursuing its market neutral strategy, the Fund seeks a total return greater than the return on three-month U.S. Treasury bills.

Principal Risks of Investing in the Fund.

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the investment subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Equity and Equity-Related Securities Risks. There is the risk that the value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

The Fund may invest in companies that reinvest their earnings rather than distribute them to shareholders. To the extent the Fund does invest in such companies, the Fund is not likely to receive significant dividend income on its portfolio securities.

Risks of Small and Medium Sized Companies. Small and medium capitalization companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, their prices may fluctuate more than the stocks of larger, more established companies.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Regardless of how well an individual investment performs, if financial markets go down, you could lose money.

Management Risk. Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities selected by the subadviser may underperform the markets in general, the Fund’s benchmark and other mutual funds with similar investment objectives.

Short Sales Risk . If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund will have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so.

When borrowing a security for delivery to a buyer, the Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. Also, the lender of a security may terminate the loan at a time when the Fund is unable to borrow the same security for delivery. In that case, the Fund would need to purchase a replacement security at the then current market price or “buy in” by paying the lender an amount equal to the cost of purchasing the security.

Because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. Conversely, gains on short sales, after transaction and related costs, are generally the difference between the price at which the Fund sold the borrowed security and the price it paid to purchase the security for delivery to the buyer. By contrast, the Fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero. Short sales result in dividend and interest expenses due in part to paying the value of dividends to the securities’ lenders. A portion of these costs are expected to be offset by market value gains on the short position in relation to the value of dividends paid. These offsets are treated as capital gain in the Fund’s financial statements and, therefore, are not reflected in the fee table. The actual amount of offset may vary due to other market activity

Leverage Risk. Selling securities short is a form of leverage. The Fund must maintain collateral at least equal to the current market value of the security sold short. The Fund takes on similar leverage risks by using reverse repurchase agreements, or when-issued, delayed delivery or forward commitment transactions. The use of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s holdings, and make any change in the Fund’s net asset value (NAV) greater than it would be without the use of leverage. This could result in increased volatility of investment returns. The Fund is required to segregate cash or other liquid assets with its custodian to “cover” the Fund’s short positions and other transactions that create leverage. Securities that are segregated or otherwise posted as collateral cannot be sold while the position they are covering or collateralizing is outstanding, unless they are replaced with similar securities. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations. Leverage may also increase interest expense, which may lower the Fund’s returns.

Convertible Securities Risks. Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and equity securities.

For more information on the risks of investing in this Fund, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Fund’s Past Performance.

The following bar chart shows the Fund’s performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund’s average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Annual Total Returns (Class A Shares)[1]
[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. The total return for the Fund's class A shares from January 1, 2012 through March 31, 2012 was 2.20%.

Best Quarter:		Worst Quarter:
0.61%	2nd Quarter 2011	-1.75%	4th Quarter 2011

Average Annual Total Returns % (as of 12-31-11)
Average Annual Total Returns Prudential Jennison Market Neutral Fund	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class B	(8.68%)			(5.71%)	Apr. 23, 2010
Class C	(4.83%)			(3.41%)	Apr. 23, 2010
Class R					May 02, 2011
Class Z	(2.94%)			(2.44%)	Apr. 23, 2010
Class A	(8.47%)			(5.88%)	Apr. 23, 2010
Class A Return After Taxes on Distributions	(8.47%)			(5.88%)	Apr. 23, 2010
Class A Return After Taxes on Distribution and Sale of Fund Shares	(5.51%)			(4.99%)	Apr. 23, 2010
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.08%
Lipper Equity Market Neutral Funds Average (reflects no deduction for fees, expenses or taxes)	(0.30%)

° After-tax returns are calculated using the highest historical individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.